Fair Value of Financial Instruments (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Fair Value of Financial Instruments [Abstract]
Total fair value , Beginning balance
Contingent liability related to acquisition	178
Change in fair value of contingent consideration related to acquisition	(178)
Total fair value , Ending balance